FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Prudential Government Money Market Portfolio (Class I)	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
ASSETS
Investment in the portfolios, at fair value	$13,747	$38,673	$1,127,538	$801,602	$1,139,514
Net Assets	$13,747	$38,673	$1,127,538	$801,602	$1,139,514

NET ASSETS, representing:
Accumulation units	$13,747	$38,673	$1,127,538	$801,602	$1,139,514
	$13,747	$38,673	$1,127,538	$801,602	$1,139,514

Units outstanding	6,780	5,464	51,516	68,499	123,748

Portfolio shares held	1,375	2,451	13,835	21,314	32,567
Portfolio net asset value per share	$10.00	$15.78	$81.50	$37.61	$34.99
Investment in portfolio shares, at cost	$13,747	$28,699	$315,796	$334,499	$478,397

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Prudential Government Money Market Portfolio (Class I)	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$53	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	210	462	12,949	9,375	14,583
Reimbursement for excess expenses	—	(12)	(710)	(1,668)	(2,097)

NET EXPENSES	210	450	12,239	7,707	12,486

NET INVESTMENT INCOME (LOSS)	(157)	(450)	(12,239)	(7,707)	(12,486)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	130	126,910	20,122	106,930
Net change in unrealized appreciation (depreciation) on investments	—	2,901	148,747	51,947	22,352

NET GAIN (LOSS) ON INVESTMENTS	—	3,031	275,657	72,069	129,282

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(157)	$2,581	$263,418	$64,362	$116,796

The accompanying notes are an integral part of these financial statements.
A1

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
ASSETS
Investment in the portfolios, at fair value	$39,903	$46,101	$57,714	$216,400	$28,826
Net Assets	$39,903	$46,101	$57,714	$216,400	$28,826

NET ASSETS, representing:
Accumulation units	$39,903	$46,101	$57,714	$216,400	$28,826
	$39,903	$46,101	$57,714	$216,400	$28,826

Units outstanding	3,005	6,710	5,232	13,454	3,669

Portfolio shares held	1,070	7,460	2,112	2,469	600
Portfolio net asset value per share	$37.28	$6.18	$27.33	$87.66	$48.06
Investment in portfolio shares, at cost	$20,344	$38,035	$87,008	$105,896	$11,163

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	442	529	595	2,305	476
Reimbursement for excess expenses	—	—	—	—	—

NET EXPENSES	442	529	595	2,305	476

NET INVESTMENT INCOME (LOSS)	(442)	(529)	(595)	(2,305)	(476)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	605	52	(1,933)	979	10,391
Net change in unrealized appreciation (depreciation) on investments	640	2,996	8,478	32,159	(4,395)

NET GAIN (LOSS) ON INVESTMENTS	1,245	3,048	6,545	33,138	5,996

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$803	$2,519	$5,950	$30,833	$5,520
The accompanying notes are an integral part of these financial statements.
A2

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Prudential Government Income Portfolio	Prudential Jennison Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$8,660	$51,647
Net Assets	$8,660	$51,647

NET ASSETS, representing:
Accumulation units	$8,660	$51,647
	$8,660	$51,647

Units outstanding	2,120	3,997

Portfolio shares held	597	405
Portfolio net asset value per share	$14.51	$127.49
Investment in portfolio shares, at cost	$8,123	$10,638

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Prudential Government Income Portfolio	Prudential Jennison Portfolio (Class I)
	1/1/2020	1/1/2020
	to	to
	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	157	885
Reimbursement for excess expenses	—	—

NET EXPENSES	157	885

NET INVESTMENT INCOME (LOSS)	(157)	(885)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—
Net realized gain (loss) on shares redeemed	6,572	32,263
Net change in unrealized appreciation (depreciation) on investments	(4,910)	859

NET GAIN (LOSS) ON INVESTMENTS	1,662	33,122

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,505	$32,237

The accompanying notes are an integral part of these financial statements.
A3

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Prudential Government Money Market Portfolio (Class I)	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(157)	$(450)	$(12,239)	$(7,707)	$(12,486)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	130	126,910	20,122	106,930
Net change in unrealized appreciation (depreciation) on investments	—	2,901	148,747	51,947	22,352

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(157)	2,581	263,418	64,362	116,796

CONTRACT OWNER TRANSACTIONS
Annuity payments	—	—	(167,223)	—	(59,480)
Surrenders, withdrawals and death benefits	(3,726)	(147)	—	(27,729)	(118,092)
Net transfers between other subaccounts
or fixed rate option	—	—	(6,676)	—	—
Miscellaneous transactions	—	—	—	—	—

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(3,726)	(147)	(173,899)	(27,729)	(177,572)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,883)	2,434	89,519	36,633	(60,776)

NET ASSETS
Beginning of period	17,630	36,239	1,038,019	764,969	1,200,290
End of period	$13,747	$38,673	$1,127,538	$801,602	$1,139,514

Beginning units	8,612	5,486	60,462	70,906	143,711
Units issued	—	—	—	—	—
Units redeemed	(1,832)	(22)	(8,946)	(2,407)	(19,963)
Ending units	6,780	5,464	51,516	68,499	123,748

The accompanying notes are an integral part of these financial statements.
A4

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(442)	$(529)	$(595)	$(2,305)	$(476)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	605	52	(1,933)	979	10,391
Net change in unrealized appreciation (depreciation) on investments	640	2,996	8,478	32,159	(4,395)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	803	2,519	5,950	30,833	5,520

CONTRACT OWNER TRANSACTIONS
Annuity payments	—	—	(2,760)	—	(15,196)
Surrenders, withdrawals and death benefits	—	—	—	—	—
Net transfers between other subaccounts
or fixed rate option	(990)	—	—	—	(1,476)
Miscellaneous transactions	—	—	—	—	(25)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(990)	—	(2,760)	—	(16,697)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(187)	2,519	3,190	30,833	(11,177)

NET ASSETS
Beginning of period	40,090	43,582	54,524	185,567	40,003
End of period	$39,903	$46,101	$57,714	$216,400	$28,826

Beginning units	3,089	6,710	5,481	13,454	5,826
Units issued	—	—	—	—	—
Units redeemed	(84)	—	(249)	—	(2,157)
Ending units	3,005	6,710	5,232	13,454	3,669

The accompanying notes are an integral part of these financial statements.
A5

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Prudential Government Income Portfolio	Prudential Jennison Portfolio (Class I)
	1/1/2020	1/1/2020
	to	to
	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(157)	$(885)
Capital gains distributions received	—	—
Net realized gain (loss) on shares redeemed	6,572	32,263
Net change in unrealized appreciation (depreciation) on investments	(4,910)	859

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,505	32,237

CONTRACT OWNER TRANSACTIONS
Annuity payments	—	(39,786)
Surrenders, withdrawals and death benefits	(40,267)	—
Net transfers between other subaccounts
or fixed rate option	9,142	—
Miscellaneous transactions	—	—

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(31,125)	(39,786)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(29,620)	(7,549)

NET ASSETS
Beginning of period	38,280	59,196
End of period	$8,660	$51,647

Beginning units	9,919	7,067
Units issued	2,238	—
Units redeemed	(10,037)	(3,070)
Ending units	2,120	3,997

The accompanying notes are an integral part of these financial statements.
A6

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Prudential Government Money Market Portfolio (Class I)	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$104	$(422)	$(11,154)	$(7,472)	$(12,084)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	85	21,708	16,553	15,879
Net change in unrealized appreciation (depreciation) on investments	—	3,504	215,044	114,551	175,222

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	104	3,167	225,598	123,632	179,017

CONTRACT OWNER TRANSACTIONS
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(10,613)	(139)	(19,907)	(23,980)	(18,832)
Net transfers between other subaccounts
or fixed rate option	14,999	—	(5,999)	—	—
Miscellaneous transactions	—	—	17	12	6

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER
TRANSACTIONS	4,386	(139)	(25,889)	(23,968)	(18,826)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,490	3,028	199,709	99,664	160,191

NET ASSETS
Beginning of period	13,140	33,211	838,310	665,305	1,040,099
End of period	$17,630	$36,239	$1,038,019	$764,969	$1,200,290

Beginning units	6,461	5,509	62,199	73,176	146,004
Units issued	7,346	—	2	3	3
Units redeemed	(5,195)	(23)	(1,739)	(2,273)	(2,296)
Ending units	8,612	5,486	60,462	70,906	143,711

The accompanying notes are an integral part of these financial statements.
A7

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(493)	$(516)	$(670)	$(2,078)	$(477)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	4,454	33	(486)	735	3,956
Net change in unrealized appreciation (depreciation) on investments	5,011	6,132	5,803	43,562	6,348

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	8,972	5,649	4,647	42,219	9,827

CONTRACT OWNER TRANSACTIONS
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(5,486)	—	—	—	(3,671)
Net transfers between other subaccounts
or fixed rate option	(5,000)	—	—	—	(4,000)
Miscellaneous transactions	—	—	—	—	—

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(10,486)	—	—	—	(7,671)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,514)	5,649	4,647	42,219	2,156

NET ASSETS
Beginning of period	41,604	37,933	49,877	143,348	37,847
End of period	$40,090	$43,582	$54,524	$185,567	$40,003

Beginning units	3,991	6,710	5,481	13,454	7,098
Units issued	—	—	—	—	—
Units redeemed	(902)	—	—	—	(1,272)
Ending units	3,089	6,710	5,481	13,454	5,826

The accompanying notes are an integral part of these financial statements.
A8

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Prudential Government Income Portfolio	Prudential Jennison Portfolio (Class I)
	1/1/2019	1/1/2019
	to	to
	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(469)	$(1,050)
Capital gains distributions received	—	—
Net realized gain (loss) on shares redeemed	57	40,819
Net change in unrealized appreciation (depreciation) on investments	2,336	(13,901)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,924	25,868

CONTRACT OWNER TRANSACTIONS
Annuity payments	—	—
Surrenders, withdrawals and death benefits	—	(61,339)
Net transfers between other subaccounts
or fixed rate option	—	—
Miscellaneous transactions	—	—

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER
TRANSACTIONS	—	(61,339)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,924	(35,471)

NET ASSETS
Beginning of period	36,356	94,667
End of period	$38,280	$59,196

Beginning units	9,919	14,885
Units issued	—	—
Units redeemed	—	(7,818)
Ending units	9,919	7,067

The accompanying notes are an integral part of these financial statements.
A9

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT
December 31, 2020

Note 1:    General

Pruco Life of New Jersey Single Premium Variable Annuity Account (the “Account”) was established under the laws of the State of New Jersey on April 15, 1985 as a separate investment account of Pruco Life Insurance Company of New Jersey (“Pruco Life of New Jersey”), which is a wholly-owned subsidiary of Pruco Life Insurance Company (an Arizona domiciled company), which in turn is wholly-owned by The Prudential Insurance Company of America (“Prudential”). Prudential is a wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Pruco Life of New Jersey. Proceeds from purchases of Discovery Plus Annuity contract (the “contract” or "product") are invested in the Account. The portion of the Account’s assets applicable to the contract is not chargeable with liabilities arising out of any other business Pruco Life of New Jersey may conduct.

The Account is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for the contract. The contract offers the option to invest in various subaccounts listed below, each of which invests only in a corresponding portfolio of The Prudential Series Fund (collectively, the "Portfolios").

The corresponding subaccount names are as follows:

Prudential Government Money Market Portfolio (Class I)	Prudential Natural Resources Portfolio (Class I)
Prudential Diversified Bond Portfolio	Prudential Stock Index Portfolio
Prudential Equity Portfolio (Class I)	Prudential Global Portfolio
Prudential Flexible Managed Portfolio	Prudential Government Income Portfolio
Prudential Conservative Balanced Portfolio	Prudential Jennison Portfolio (Class I)
Prudential Value Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio*
Prudential High Yield Bond Portfolio

* Subaccount was available for investment but had no assets as of December 31, 2020, and had no activity during 2020.

There were no mergers during the period ended December 31, 2020.

The Portfolios are open-end management investment companies, and are managed by PGIM Investments LLC (“PGIM Investments”), which is an affiliate of Prudential. Each subaccount of the Account indirectly bears exposure to the market, credit and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to PGIM Investments.

New sales of the product which invests in the Account have been discontinued. However, premium payments made by contract owners will continue to be received by the Account, subject to the rules of the product and any optional benefits, if elected.

COVID-19 - Beginning in the first quarter of 2020, the outbreak of the novel coronavirus (“COVID-19”) has resulted in extreme stress and disruption in the global economy and financial markets, and has adversely impacted, and may continue to adversely impact, the financial performance of the portfolios in which the subaccounts invest. Due to the highly uncertain nature of these conditions, it is not possible to estimate the ultimate impacts at this time. Management will continue to monitor developments, and their impact on the fair value of the portfolios, which may be materially adversely affected if the financial markets and/or the overall economy are impacted for an extended period.

Note 2:    Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services-Investment Companies, which is part of the accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in conformity with
A10

Note 2:    Significant Accounting Policies (continued)
GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The most significant estimates relate to the valuation of investment in the Portfolios. Subsequent events have been evaluated through the date these financial statements were issued, and no adjustment or disclosure is required in the financial statements.

Investments - The investments in shares of the Portfolios are stated at the reported net asset value per share of the respective Portfolios, which is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as net change in unrealized appreciation (depreciation) on investments in the Statements of Operations of the applicable subaccounts.

Security Transactions - Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon the average cost method.

Dividend Income and Distributions Received - Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.

Note 3:    Fair Value Measurements

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

Level 1 - Fair value is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Account can access.

Level 2 - Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include the reported net asset value per share of the underlying portfolio, quoted-market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.

Level 3 - Fair value is based on at least one significant unobservable input for the investment, which may require significant judgment or estimation in determining the fair value.

As of December 31, 2020, management determined that the fair value inputs for all of the Account’s investments, which consist solely of investments in open-end mutual funds registered with the SEC, were considered Level 2.

Note 4:    Taxes

Pruco Life of New Jersey is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial’s consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law.

Note 5:    Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the period ended December 31, 2020 were as follows:

	Purchases	Sales
Prudential Government Money Market Portfolio (Class I)	$—	$3,935
Prudential Diversified Bond Portfolio	—	597
Prudential Equity Portfolio (Class I)	—	186,137
Prudential Flexible Managed Portfolio	—	35,437
A11

Note 5:    Purchases and Sales of Investments (continued)

	Purchases	Sales
Prudential Conservative Balanced Portfolio	$—	$190,058
Prudential Value Portfolio (Class I)	—	1,433
Prudential High Yield Bond Portfolio	—	529
Prudential Natural Resources Portfolio (Class I)	—	3,355
Prudential Stock Index Portfolio	—	2,305
Prudential Global Portfolio	—	17,173
Prudential Government Income Portfolio	9,141	40,424
Prudential Jennison Portfolio (Class I)	—	40,671

Note 6:    Related Party Transactions

The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, postage, transfer agency and various other record keeping, administrative and customer service functions.

The Prudential Series Fund has entered into a management agreement with PGIM Investments, an indirect, wholly-owned subsidiary of Prudential Financial. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadvisers' performance of such services with respect to each portfolio of The Prudential Series Fund. PGIM Investments has entered into subadvisory agreements with PGIM, Inc., PGIM Limited, Jennison Associates LLC, and QMA LLC, each of which are indirect, wholly-owned subsidiaries of Prudential Financial.

The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the Class I and Class II shares of the portfolios of The Prudential Series Fund. No distribution or service (12b-1) fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund, which is the class of shares owned by the Account.

Prudential Mutual Fund Services LLC, an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of each portfolio of The Prudential Series Fund.

Certain charges and fees of the portfolios of The Prudential Series Fund may be waived and/or reimbursed by Prudential and its affiliates. Prudential and its affiliates reserve the right to discontinue these waivers/reimbursements at its discretion, subject to the contractual obligations of Prudential and its affiliates.

See The Prudential Series Fund financial statements for further discussion of such expense and waiver/reimbursement arrangements. The Account indirectly bears the expenses of the underlying portfolios of The Prudential Series Fund in which it invests, including the related party expenses disclosed above.

In 2016, Prudential Financial self-reported to the SEC and the U.S. Department of Labor (“DOL”), and notified other regulators, that in some cases it failed to maximize securities lending income for the benefit of certain portfolios of The Prudential Series Fund due to a long-standing restriction benefitting Prudential Financial that limited the availability of loanable securities. Prudential Financial has removed the restriction and implemented a remediation plan for the benefit of customers. As part of Prudential Financial’s review of this matter, in 2018 it further self-reported to the SEC, and notified other regulators, that in some cases it failed to timely process foreign tax reclaims for certain portfolios of The Prudential Series Fund. Prudential Financial has corrected the foreign tax reclaim process and has implemented a remediation plan for the benefit of customers. The DOL’s review of the securities lending matter is closed. In September 2019, Prudential Financial reached a settlement of these matters with the SEC. As part of the settlement Prudential Financial agreed to pay a fine of $5 million and disgorgement of $27.6 million, and consented to the entry of an Administrative Order containing findings that two subsidiaries of Prudential Financial violated certain sections of the Investment Advisers Act of 1940 and the Investment Advisers Act Rules and ordering the subsidiaries to cease and desist from committing or causing any violations and any future violations of those provisions. In reaching this settlement, Prudential Financial neither admitted nor denied the SEC’s findings.
A12

Note 7:    Financial Highlights

A summary of units outstanding, accumulation unit values, net assets, investment income ratios, expense ratios, excluding expenses of the underlying Portfolios, and total return ratios by subaccount is presented below for each of the five years in the period ended December 31, 2020.

	At the year ended			For the year ended
	Units (000s)	Unit Value	Net Assets (000s)	Investment Income Ratio*	Expense Ratio**	Total Return***
	Prudential Government Money Market Portfolio (Class I)
December 31, 2020	7	$2.03	$14	0.31%	1.25%	-0.96%
December 31, 2019	9	$2.05	$18	1.88%	1.25%	0.66%
December 31, 2018	6	$2.03	$13	1.43%	1.25%	0.27%
December 31, 2017	21	$2.03	$43	0.52%	1.25%	-0.69%
December 31, 2016	48	$2.04	$99	0.09%	1.25%	-1.13%

	Prudential Diversified Bond Portfolio
December 31, 2020	5	$7.08	$39	0.00%	1.22%	7.15%
December 31, 2019	5	$6.61	$36	0.00%	1.21%	9.57%
December 31, 2018	6	$6.03	$33	0.00%	1.21%	-1.36%
December 31, 2017	9	$6.11	$53	0.00%	1.21%	5.73%
December 31, 2016	9	$5.78	$50	0.00%	1.21%	4.32%

	Prudential Equity Portfolio (Class I)
December 31, 2020	52	$21.89	$1,128	0.00%	1.18%	27.49%
December 31, 2019	60	$17.17	$1,038	0.00%	1.18%	27.38%
December 31, 2018	62	$13.48	$838	0.00%	1.18%	-5.97%
December 31, 2017	62	$14.33	$892	0.00%	1.18%	24.32%
December 31, 2016	72	$11.53	$832	0.00%	1.18%	2.57%

	Prudential Flexible Managed Portfolio
December 31, 2020	68	$11.70	$802	0.00%	1.03%	8.47%
December 31, 2019	71	$10.79	$765	0.00%	1.02%	18.66%
December 31, 2018	73	$9.09	$665	0.00%	1.03%	-5.16%
December 31, 2017	82	$9.59	$790	0.00%	1.02%	13.80%
December 31, 2016	95	$8.42	$803	0.00%	1.03%	7.42%

	Prudential Conservative Balanced Portfolio
December 31, 2020	124	$9.21	$1,140	0.00%	1.07%	10.25%
December 31, 2019	144	$8.35	$1,200	0.00%	1.06%	17.24%
December 31, 2018	146	$7.12	$1,040	0.00%	1.07%	-3.50%
December 31, 2017	168	$7.38	$1,238	0.00%	1.06%	11.18%
December 31, 2016	176	$6.64	$1,168	0.00%	1.07%	6.14%

	Prudential Value Portfolio (Class I)
December 31, 2020	3	$13.28	$40	0.00%	1.25%	2.30%
December 31, 2019	3	$12.98	$40	0.00%	1.25%	24.50%
December 31, 2018	4	$10.43	$42	0.00%	1.25%	-11.00%
December 31, 2017	4	$11.71	$47	0.00%	1.25%	15.54%
December 31, 2016	15	$10.14	$157	0.00%	1.25%	10.02%

	Prudential High Yield Bond Portfolio
December 31, 2020	7	$6.87	$46	0.00%	1.25%	5.78%
December 31, 2019	7	$6.50	$44	0.00%	1.25%	14.89%
December 31, 2018	7	$5.65	$38	2.82%	1.25%	-2.49%
December 31, 2017	7	$5.80	$39	6.11%	1.25%	6.47%
December 31, 2016	7	$5.45	$37	6.49%	1.25%	14.81%

	Prudential Natural Resources Portfolio (Class I)
December 31, 2020	5	$11.03	$58	0.00%	1.25%	10.89%
December 31, 2019	5	$9.95	$55	0.00%	1.25%	9.32%
December 31, 2018	5	$9.10	$50	0.00%	1.25%	-19.09%
December 31, 2017	5	$11.25	$62	0.00%	1.25%	-1.42%
December 31, 2016	11	$11.41	$129	0.00%	1.25%	23.81%

A13

Note 7:    Financial Highlights (continued)

	At the year ended			For the year ended
	Units (000s)	Unit Value	Net Assets (000s)	Investment Income Ratio*	Expense Ratio**	Total Return***
	Prudential Stock Index Portfolio
December 31, 2020	13	$16.08	$216	0.00%	1.25%	16.62%
December 31, 2019	13	$13.79	$186	0.00%	1.25%	29.45%
December 31, 2018	13	$10.65	$143	0.00%	1.25%	-5.80%
December 31, 2017	13	$11.31	$152	1.52%	1.25%	19.97%
December 31, 2016	16	$9.43	$150	1.83%	1.25%	10.45%

	Prudential Global Portfolio
December 31, 2020	4	$7.86	$29	0.00%	1.25%	14.40%
December 31, 2019	6	$6.87	$40	0.00%	1.25%	28.78%
December 31, 2018	7	$5.33	$38	0.00%	1.25%	-8.46%
December 31, 2017	7	$5.83	$41	0.00%	1.25%	23.30%
December 31, 2016	34	$4.72	$159	0.00%	1.25%	3.16%

	Prudential Government Income Portfolio
December 31, 2020	2	$4.08	$9	0.00%	1.25%	5.84%
December 31, 2019	10	$3.86	$38	0.00%	1.25%	5.30%
December 31, 2018	10	$3.67	$36	0.00%	1.25%	-0.62%
December 31, 2017	10	$3.69	$37	0.00%	1.25%	1.66%
December 31, 2016	10	$3.63	$36	0.00%	1.25%	0.91%

	Prudential Jennison Portfolio (Class I)
December 31, 2020	4	$12.92	$52	0.00%	1.25%	54.27%
December 31, 2019	7	$8.38	$59	0.00%	1.25%	31.69%
December 31, 2018	15	$6.36	$95	0.00%	1.25%	-2.01%
December 31, 2017	15	$6.49	$97	0.00%	1.25%	35.01%
December 31, 2016	15	$4.81	$72	0.00%	1.25%	-2.12%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolios, net of management fees assessed by the fund manager, divided by the average daily net assets. These ratios exclude those expenses, such as mortality and expense risk and administration charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolios in which the subaccount invests.

**    These amounts represent the annualized contract expenses of the Account, consisting primarily of mortality and expense risk and administration charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolios are excluded. Expense ratio is net of expense reimbursements. In the absence of expense reimbursements, the expense ratio would be higher.

***    These amounts represent the total returns for the periods indicated, including changes in the value of the underlying Portfolios, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Contract owners may experience different total returns based on their investment options. Subaccounts with a date notation indicate the effective date of that subaccount in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2020 or from the effective date of the subaccount through the end of the reporting period. Total return may reflect expense reimbursements. In the absence of expense reimbursements, the total return would be lower.

A14

Note 8:     Charges and Expenses

The following represents the various charges and expenses of the Account which are paid to Pruco Life of New Jersey.

A. Mortality and Expense Risk Charges

The mortality and expense risk charges, at an effective annual rate of 0.90%, are applied daily against the net assets of each subaccount. Mortality risk is the risk that contract owners may live longer than estimated and expense risk is the risk that the cost of issuing and administering the contract may exceed related charges assessed by Pruco Life of New Jersey. These charges are assessed through a reduction in unit values.

B. Administration Charge

The administration charge, at an effective annual rate of 0.35%, is applied daily against the net assets of each subaccount. Administration charge includes costs associated with issuing the contract, establishing and maintaining records, and providing reports to contract owners. This charge is assessed through a reduction in unit values.

C. Expense Reimbursement

Expenses, including a management fee charged by PGIM Investments, are incurred by each portfolio of The Prudential Series Fund. Pursuant to a prior merger agreement, the Prudential Government Money Market Portfolio, Prudential Diversified Bond Portfolio, Prudential Equity Portfolio, Prudential Flexible Managed Portfolio and Prudential Conservative Balanced Portfolio subaccounts of the Account are reimbursed by Pruco Life of New Jersey for expenses indirectly incurred through their investment in the respective portfolios of The Prudential Series Fund when such expenses exceed 0.40% of the average daily net assets of the respective portfolios of The Prudential Series Fund.

Note 9:     Other

Accumulation units are the basic valuation units used to calculate a contract owner's interest allocated to the variable account before the annuitization date.
Annuity payments represent transfers to the general account at the time of contract annuitization which are used to establish the fixed payout account from which future annuity payments are distributed under the terms of the contract.
Surrenders, withdrawals and death benefits are payments to contract owners and beneficiaries made under the terms of the contract, including amounts that contract owners have requested to be withdrawn or paid to them.
Net transfers between other subaccounts or fixed rate option are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the guaranteed interest account.
Miscellaneous transactions primarily represent timing related adjustments on contract owner transactions, such as premiums, surrenders, transfers, etc. which are funded by the general account in order to maintain appropriate contract owner account balances.
A15

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Pruco Life Insurance Company of New Jersey and
the Contract Owners of Pruco Life of New Jersey Single Premium Variable Annuity Account

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of Pruco Life of New Jersey Single Premium Variable Annuity Account indicated in the table below as of December 31, 2020, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Pruco Life of New Jersey Single Premium Variable Annuity Account as of December 31, 2020, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Prudential Government Money Market Portfolio (Class I)	Prudential High Yield Bond Portfolio
Prudential Diversified Bond Portfolio	Prudential Natural Resources Portfolio (Class I)
Prudential Equity Portfolio (Class I)	Prudential Stock Index Portfolio
Prudential Flexible Managed Portfolio	Prudential Global Portfolio
Prudential Conservative Balanced Portfolio	Prudential Government Income Portfolio
Prudential Value Portfolio (Class I)	Prudential Jennison Portfolio (Class I)

Basis for Opinions

These financial statements are the responsibility of the Pruco Life Insurance Company of New Jersey management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Pruco Life of New Jersey Single Premium Variable Annuity Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Pruco Life of New Jersey Single Premium Variable Annuity Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the transfer agent of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 15, 2021

We have served as the auditor of one or more of the subaccounts of Pruco Life of New Jersey Single Premium Variable Annuity Account since at least 2013. We have not been able to determine the specific year we began serving as auditor of one or more of the subaccounts of Pruco Life of New Jersey Single Premium Variable Annuity Account.

A16